Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Related Party Transactions [Abstract]
Rent expens	$ 100,000	$ 100,000	$ 200,000	$ 100,000	$ 285,204	$ 287,638
Purchasing an aggregate of shares (in Shares)					6,336,666
Purchase price per share (in Dollars per share)					$ 3.00
Operating lease term							10 years
Owed to the related party	$ 7,000	$ 0	$ 7,000	$ 0